UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2005 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE	VALUE

	Mortgage-Backed Securities (35.5%)
	Government National Mortgage Assoc. I (30.0%)
$209,200	*	5.00%	$206,323,500
6,842	08/20/34	5.25	6,927,781
2,867	08/20/34	5.50	2,933,544
162,813	02/15/28 – 09/20/34	6.00	167,417,755
211,250	*	6.50	220,558,203
82,433	03/15/14 – 09/20/34	6.50	86,254,670
118,856	04/15/17 – 03/15/27	7.00	126,283,681
44,974	01/15/06 – 10/15/31	7.50	48,539,431
14,350	10/15/16 – 09/15/31	8.00	15,492,907
23,693	05/15/16 – 11/15/24	8.50	25,963,737
17,971	10/15/08 – 08/15/21	9.00	19,648,843
11,324	10/15/09 – 12/15/20	9.50	12,546,272
14,585	11/15/09 – 11/15/20	10.00	16,401,582
62	05/15/10 – 06/15/15	12.50	70,428
			955,362,334

	Government National Mortgage Assoc. II (4.0%)
20,000	*	4.00	20,075,000
97,926	04/20/34	5.50	98,813,024
3,825	01/20/24 – 02/20/24	6.50	4,003,814
3,776	03/20/26 – 07/20/29	7.00	3,984,408
			126,876,246
	Government National Mortgage Assoc. GPM I (1.5%)
756	08/15/13 – 07/15/15	12.25	846,616
46,625	05/20/34	3.75	45,879,483
			46,726,099
	Total Mortgage-Backed Securities
	(Cost $1,108,411,634)		1,128,964,679

	U.S. Government Obligations (61.4%)
	U.S. Treasury Bonds (20.2%)
29,000	08/15/29	6.125	34,166,785
99,000	08/15/27	6.375	118,974,042
153,000	02/15/27	6.625	188,572,653
84,000	02/15/25	7.625	113,199,912
66,225	08/15/20	8.75	94,453,406
81,550	02/15/06	9.375	85,809,112
4,750	02/15/15	11.25	7,276,036
			642,451,946
	U.S. Treasury Notes (37.1%)
5,000	05/31/06	2.50	4,941,800
315,000	11/15/06	3.50	314,114,220
395,000	02/15/13	3.875	381,406,470
240,000	08/15/13	4.25	236,747,040
125,000	08/15/12	4.375	125,332,125
25,000	11/15/08	4.75	25,607,425
35,000	11/15/05	5.75	35,542,780
3,100	02/15/10	6.50	3,414,483
50,000	05/15/05	6.75	50,252,000
			1,177,358,343

	U.S. Treasury Strips (4.1%)
40,000	08/15/10	0.00		31,875,480
45,000	02/15/11	0.00		35,092,350
95,550	02/15/25	0.00		35,534,376
40,000	02/15/25	0.00		14,933,520
40,000	02/15/27	0.00		13,581,600
				131,017,326
	Total U.S. Government Obligations
	(Cost $1,978,070,925)			1,950,827,615

	U.S. Government Agencies (7.8%)
	Housing Urban Development Ser 99-A (1.1%)
18,800	08/01/10	6.06		19,673,298
15,290	08/01/11	6.16		15,997,024
				35,670,322
	Resolution Funding Corp. Zero Coupon Strips (6.7%)
74,000	10/15/08	0.00		64,239,178
138,134	01/15/12	0.00		102,303,698
61,607	04/15/12	0.00		45,026,462
				211,569,338
	Total U.S. Government Agencies
	(Cost $238,407,621)			247,239,660

	U.S. Government Agencies – Collaterized Mortgage Obligtions (0.6%)
	Government National Mortgage Assoc.
15,000	2003-10 MX (PAC) 06/20/28	5.00		15,102,563
3,952	1999-44 FP (PAC) 06/16/27	3.22	‡	3,963,563

	Total U.S. Government Agencies – Collaterized Mortgage Obligtions
	(Cost $19,150,906)			19,066,126

	Short-Term Investments (a) (8.2%)
	U.S. Treasury Bills (0.4%)
7,100	04/14/05	2.623		7,093,276
150	07/14/05	2.585	†	148,778
900	07/14/05	2.794	†	893,279
5,000	07/14/05	2.805	†	4,959,483
				13,094,816

	U.S. Treasury Notes (7.8%)
17,490	05/15/05	6.50		17,573,357
83,430	05/15/05	6.75		83,850,487
142,850	08/15/05	6.50		144,747,333
				246,171,177
	Total Short-Term Investments
	(Cost $263,361,339)			259,265,993

	Total Investments
	(Cost $3,607,402,425) (b) (c)	113.5%		3,605,364,073

	Liabilities in Excess of Other Assets	(13.5)		(428,422,093)

	Net Assets	100.0%		$3,176,941,980

GPM	Graduated Payment Mortgage.
PAC	Planned Amortization Class.
*	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
†	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $5,717,400.
‡	Floating rate security, rate shown is the rate in effect at March 31, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $1,358,425,147 in connection with securities purchased on a forward commitment basis, and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $42,553,401 and the aggregate gross unrealized depreciation is $44,591,753, resulting in net unrealized depreciation of $2,038,352.

Futures Contracts open at March 31, 2005:

NUMBER OF		DESCRIPTION/DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

4752	Short	U.S.Treasury Notes
		5 Year June 2005	$(508,909,500)	$3,985,940
739	Short	U.S.Treasury Notes
		2 Year June 2005	(152,892,168)	519,822
2217	Short	U.S. Treasury Bonds
		20 Year June 2005	(246,918,375)	2,380,927

		Net unrealized appreciation		$6,886,689

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005